GUINNESS ATKINSON ASIA FOCUS FUND

Schedule of Investments

at March 31, 2026

Shares	Common Stocks: 100.1%	Value
	Australia: 4.3%
34,519	Corporate Travel Management Ltd.(1)	$190,545
19,149	Sonic Healthcare Ltd.	271,708
		462,253
	China: 59.9%
22,600	Alibaba Group Holding Ltd.	351,485
12,300	Autohome Inc. - ADR	213,651
3,039	Baidu Inc. - ADR*	338,605
207,000	China Medical System Holdings Ltd.	354,687
55,500	China Merchants Bank Co., Ltd. - H Shares	351,790
164,000	Geely Automobile Holdings Ltd.	443,995
111,000	Haitian International Holdings Ltd.	288,237
83,400	Inner Mongolia Yili Industrial Group Co., Ltd. - A Shares	319,481
11,260	JD.com Inc. - ADR	332,958
30,000	Meituan - Class B*,(2)	322,948
111,909	NARI Technology Co., Ltd. - A Shares	424,890
3,400	NetEase Inc. - ADR	380,596
49,000	Ping An Insurance Group Company of China Ltd. - H Shares	378,726
29,900	Proya Cosmetics Co., Ltd.	264,983
113,000	Sany Heavy Industry Co., Ltd. - A Shares	317,628
44,600	Shenzhou International	270,270
377,000	Sino Biopharmaceutical Ltd.	287,063
6,400	Tencent Holdings Ltd.	403,052
108,000	Weichai Power Co Ltd. - H Shares	382,188
		6,427,233
	India: 2.2%
9,400	HDFC Bank Ltd. - ADR	233,872

	Singapore: 4.0%
9,618	DBS Group Holdings Ltd.	427,970

	South Korea: 5.9%
5,261	Samsung Electronics Co., Ltd.	628,762

	Taiwan: 17.0%
8,000	Elite Material Co., Ltd.	682,475
4,000	Largan Precision Co., Ltd.	276,865
48,000	Shin Zu Shing Co., Ltd.	296,802
10,000	Taiwan Semiconductor Manufacturing Co., Ltd.	573,850
		1,829,992

GUINNESS ATKINSON ASIA FOCUS FUND

Schedule of Investments

at March 31, 2026

Shares	Common Stocks: 100.1%	Value
	United States: 6.8%
1,134	Applied Materials Inc.	$387,590
1,103	Broadcom Inc.	341,390
		728,980

	Total Common Stocks	10,739,062
	(cost $7,783,015)

	Total Investments in Securities	10,739,062
	(cost $7,783,015): 100.1%

	Liabilities in Excess of Other Assets: -0.1%	(5,971)

	Net Assets: 100.0%	$10,733,091

*	Non-income producing security.

ADR - American Depository Receipt

[1]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[2]	Securities noted are exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.